Expense Example {- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio K PRO-06 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Class K	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966